Income Taxes - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax in Shareholders' Equity
Actuarial gain on employment retirement benefit plans	$ 39	$ 19
Total income tax expense reported in equity	$ 39	$ 19